Income Taxes (Components of Net Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Net operating loss carry forwards, deferred tax assets	$ 10,389	$ 13,658
Accrued and other liabilities, deferred tax assets	25,981	30,138
Inventories, deferred tax assets	3,106	3,134
Allowance for bad debts, deferred tax assets	726	744
Currency revaluation, deferred tax assets	1,846	2,303
Depreciation and amortization, deferred tax assets	124	51
Tax credits, deferred tax assets	6,848	9,067
Unremitted profits and earnings, deferred tax assets	0	0
Intangibles, deferred tax assets	2,523	1,228
Equity awards, deferred tax assets	7,289	5,624
Other, deferred tax assets	6,553	7,342
Valuation allowance, deferred tax assets	(4,260)	(5,376)
Deferred tax assets, total	61,125	67,913
Accrued and other liabilities, deferred tax liability	(65)	(6,487)
Inventories, deferred tax liability	(1,578)	(1,915)
Allowance for bad debts, deferred tax liability	(471)	(473)
Currency revaluation, deferred tax liability	0	(3,588)
Depreciation and amortization, deferred tax liability	(19,854)	(9,272)
Tax credits, deferred tax liability	0	0
Unremitted profits and earnings, deferred tax liability	(1,175)	(1,042)
Intangibles, deferred tax liability	(218,027)	(206,481)
Equity awards, deferred tax liability	0	0
Other, deferred tax liability	(1,432)	(1,913)
Deferred tax liability, total	(242,602)	(231,171)
Net deferred tax liability	$ (181,477)	$ (163,258)